Transactions with Related Parties, Fourth Jelco Loan (Details) $ in Thousands		6 Months Ended		9 Months Ended
	Mar. 27, 2019 USD ($)	Jun. 30, 2019 USD ($) Installment	Jun. 30, 2018 USD ($)	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 26, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Loan Agreement [Abstract]
Proceeds from related party debt		$ 5,000	$ 2,000
Cash and cash equivalents, including restricted cash		12,940	$ 12,998						$ 7,444	$ 11,039
Balance outstanding		$ 191,129							$ 198,607
Maximum [Member] | Plan [Member]
Loan Agreement [Abstract]
Cash and cash equivalents, including restricted cash						$ 7,500
Jelco [Member] | Fourth Jelco Loan [Member]
Loan Agreement [Abstract]
Face amount								$ 7,000
Proceeds from related party debt	$ 7,000
Maturity date		Sep. 30, 2020
Number of payment installments | Installment		1
Installment payment		$ 1,000
Balloon payment		$ 6,000
Unpaid interest							$ 6
Jelco [Member] | Fourth Jelco Loan [Member] | Plan [Member]
Loan Agreement [Abstract]
Interest rate				6.00%	8.50%	0.00%
Jelco [Member] | Fourth Jelco Loan [Member] | Minimum [Member]
Loan Agreement [Abstract]
Percentage of net proceeds from public offerings used to prepay loan		25.00%